Components of Intangible Assets with Definite Lives (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Excluding Goodwill [Line Items]
Cost	$ 1,180,402	$ 1,051,153
Accumulated Amortization	(866,953)	(815,800)
Net	313,449	235,353
Supplier Relationships
Intangible Assets Excluding Goodwill [Line Items]
Cost	357,022	258,973
Accumulated Amortization	(200,257)	(186,625)
Net	156,765	72,348
Technology
Intangible Assets Excluding Goodwill [Line Items]
Cost	257,045	253,371
Accumulated Amortization	(216,841)	(190,479)
Net	40,204	62,892
Customer Lists
Intangible Assets Excluding Goodwill [Line Items]
Cost	110,302	93,412
Accumulated Amortization	(29,225)	(23,884)
Net	81,077	69,528
Affiliate Agreements
Intangible Assets Excluding Goodwill [Line Items]
Cost	157,540	159,110
Accumulated Amortization	(154,825)	(154,209)
Net	2,715	4,901
Other
Intangible Assets Excluding Goodwill [Line Items]
Cost	298,493	286,287
Accumulated Amortization	(265,805)	(260,603)
Net	$ 32,688	$ 25,684